Note 8 - Statutory Accounting Practices (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices Disclosures [Abstract]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 20,868,262	$ 20,212,394
Statutory Accounting Practices, Statutory Net Income Amount	$ 848,303	$ 1,233,527